Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of provision for income taxes [Abstract]
Income tax, at applicable federal tax rate	$ (2,433,121)	$ (875,764)
State income tax	(374,728)	(193,697)
Change in valuation allowance	2,070,288	1,013,841
Non-deductible interest	710,560
Other	27,001	55,620
Total provision for income taxes